SHORT TERM AND LONG-TERM DEBT (Schedule of Aggregate Annual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt		$ 8,333
Loan Agreements [Member]
Debt Instrument [Line Items]
2021	8,333
Present value of principal payments	8,333
Less: current portion	(8,333)
Long-term debt